Income Taxes	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Income Taxes

10. Income Taxes

The Company has operations in both the United States and Canada, as such it is subject to tax in both countries. The income tax expense for the three months ended March 31, 2021 and March 31, 2020 was $40,425 and $15,244 respectively. As of March 31, 2021, the Company had no uncertain tax positions (December 31, 2020 — $nil).

The Company files income tax returns in the US federal, certain state, and Canada with varying statutes of limitations. The Company is not currently subject to tax examinations by any taxing jurisdiction. However, in the event of any such examination of its tax years 2019 and 2020, there may or may not be an impact on the Company’s net operating loss carryforwards and credits. The Company does not anticipate that any potential tax adjustments resulting from such examinations will have a significant impact on its financial position or results of operations.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was passed into law. The CARES Act includes several significant business tax provisions including modification to the taxable income limitation for utilization of net operating losses incurred in 2019 and 2020, an increase to the limitation on deductibility of certain business interest expense, bonus depreciation for purchases of qualified improvement property and special deductions on certain corporate charitable contributions. The Company analyzed the provisions of the CARES Act and determined there was no impact to its income tax provision for the three months ended March 31, 2021 and 2020.

13. Income taxes

The Company has operations in both the United States and Canada, as such it is subject to tax in both countries.

Loss before provision for income taxes consisted of the following:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
U.S	(13,591,329)	—
Canada	(164,668)	(9,029)
Unrealized foreign exchange translation adjustment	470,876	(195)
Loss before provision for income taxes	(13,285,121)	(9,224)

The provision for income taxes consisted of the following:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Current income tax provision:
Federal	10,000	—
State	4,114	—
Canada	73,768	—
Total current income tax expense (benefit)	87,882	—
Deferred income tax:
Federal	(2,796,615)	—
State	(565,482)	—
Canada	(52,794)	(2,494)
Valuation allowance	3,414,891	2,494
Total deferred income tax (benefit)	—	—
Total provision for income tax (benefit)	87,882	—

A reconciliation of the United States federal statutory income tax rate to the Company’s effective income tax rate is as follows:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Provision for income taxes at the Company’s statutory tax rate of 21%	(2,789,875)	(1,937)
State income taxes	(561,368)	—
Income tax rate differential	(123,695)	(609)
Change in valuation allowance	3,412,397	2,494
Other	150,423	52
Provision for income taxes at the Company’s effective income tax rate . . .	87,882	—

Net deferred tax assets consisted of the following:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Net operating loss carryforwards	1,910,665	580
License agreements	967,268	—
Share based compensation	422,280	—
Other	114,678	1,914
Total deferred tax assets	3,414,891	2,494
Valuation allowance	(3,414,891)	(2,494)
Net deferred tax assets	—	—

As of December 31, 2020, the Company had $7,568,114 of U.S. net operating loss carryforwards that is carried forward indefinitely. The Company had no capitalized research and development expenditure pool and no U.S. research and development tax credit carryforwards as at December 31, 2020. Utilization of the net operating loss carryforwards and credits may be subject to an annual limitation due to ownership changes of the Company. As of December 31, 2020, the Company believes no ownership change has occurred to impact the Company’s use of its net operating losses and credits.

The realization of deferred tax assets is dependent upon a number of factors including future earnings, the timing and amount of which is uncertain. A valuation allowance was established for the net deferred tax asset balance due to management’s belief that the realization of these assets is not likely to occur in the foreseeable future. The Company’s valuation allowance increased during the years ended December 31, 2020 and 2019 due primarily to the generation of U.S. net operating loss carryforwards, as follows:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Valuation allowance, beginning of year and period	2,494	—
Increases recorded to income tax provision – US	3,362,097	—
Increases recorded to income tax provision – Canada	50,300	2,494
Valuation allowance, end of year and period	3,414,891	2,494

As of December 31, 2020, and 2019, the Company had no uncertain tax positions.

The Company files income tax returns in the US federal, certain state, and Canada with varying statutes of limitations. The Company is not currently subject to tax examinations by any taxing jurisdiction. However, in the event of any such examination of its tax years 2019 and 2020, there may or may not be an impact on the Company’s net operating loss carryforwards and credits. The Company does not anticipate that any potential tax adjustments resulting from such examinations will have a significant impact on its financial position or results of operations.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was passed into law. The CARES Act includes several significant business tax provisions including modification to the taxable income limitation for utilization of net operating losses incurred in 2019 and 2020, an increase to the limitation on deductibility of certain business interest expense, bonus depreciation for purchases of qualified improvement property and special deductions on certain corporate charitable contributions. The Company analyzed the provisions of the CARES Act and determined there was no impact to its income tax provision for the year ended December 31, 2020.

Therapeutics Acquisition Corp.
Income Taxes

Note 7 – Income Taxes

A reconciliation of the total income tax provision tax rate to the statutory federal income tax rate of 21% for the year ended December 31, 2020 is as follows:

	For the Period from April 15, 2020
	(inception) through December 31,
	2020
(in thousands):
Statutory federal income tax rate	$(65)	21%
Change in valuation allowance	$65	(21)%
Income tax provision	$—	—%

Significant components of the Company’s deferred tax assets at December 31, 2020, are as follows:

December 31, 2020
(in thousands):
Deferred tax assets:
Net operating loss carryforward	$22
Capitalized start up/organization costs	43
Total deferred tax assets	$65
Valuation allowance	(65)
Deferred tax assets, net of allowance	$—

The Company has established a valuation allowance against its net deferred tax assets due to the uncertainty surrounding the realization of such assets. The Company periodically evaluates the recoverability of the deferred tax assets. At such time as it is determined that it is more likely than not that deferred assets are realizable, the valuation allowance will be reduced. The Company has recorded a full valuation allowance of $0.1 million as of December 31, 2020 as it cannot conclude that it is more likely than not that certain deferred tax assets will be realized primarily due to the generation of pre-tax book losses from its inception.

As of December 31, 2020, the Company has federal net operating loss carryforwards of approximately $0.1 million. As a result of the Tax Cuts and Jobs Act of 2017, for U.S. income tax purposes, net operating losses generated after December 31, 2017 can be carried forward indefinitely, but are limited to 80% utilization against future taxable income each year.

Pursuant to the Internal Revenue Code (IRC) Section 382 and 383, annual use of the Company’s NOL and research and development credit carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. The Company has not completed an ownership change analysis pursuant to IRS Section 382. If ownership changes have occurred or occurs in the future, the amount of remaining tax attribute carryforwards available to offset taxable income and income tax expense in future years may be restricted or eliminated. If eliminated, the related asset would be removed from deferred tax assets with a corresponding reduction in the valuation allowance.

Uncertain tax positions are evaluated based upon the facts and circumstances that exist at each reporting period. Subsequent changes in judgement based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue.

The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination by tax authorities.

As of December 31, 2020, the Company has no uncertain tax positions.

The Company files income tax returns in the U.S. The Company’s tax returns for the period from April 15, 2020 (inception) through December 31, 2020 remain open and subject to examination. The Company is not currently under examination by any federal, state or local tax authority.